Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventory

	As of December 31,
	2020	2021
	RMB	RMB
Inventories	3,383,455	3,558,755
Inventory write-downs	(93,651)	(563,295)
Inventories, net	3,289,804	2,995,460